Distribution Date:	06/17/25	Wells Fargo Commercial Mortgage Trust 2015-NXS2
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	21-22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	23		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989MAA7	1.435000%	27,412,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989MAB5	3.020000%	161,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989MAC3	3.247000%	7,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989MAD1	3.498000%	150,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	94989MAE9	3.767000%	240,335,000.00	69,168,398.30	39,390,662.08	217,131.13	0.00	0.00	39,607,793.21	29,777,736.22	88.98%	30.00%
A-SB	94989MAF6	3.461000%	53,406,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00	69.95%	24.38%
B	94989MAK5	4.185811%	73,149,000.00	73,149,000.00	0.00	255,156.60	0.00	0.00	255,156.60	73,149,000.00	42.89%	16.38%
C	94989MAL3	4.185811%	36,575,000.00	36,575,000.00	0.00	168,313.56	0.00	0.00	168,313.56	36,575,000.00	29.36%	12.38%
D	94989MAM1	4.185811%	40,003,000.00	40,003,000.00	0.00	99,998.34	0.00	0.00	99,998.34	40,003,000.00	14.56%	8.00%
E	94989MAZ2	3.419000%	25,145,000.00	25,145,000.00	0.00	0.00	0.00	0.00	0.00	25,145,000.00	5.25%	5.25%
F	94989MBB4	3.419000%	18,287,000.00	14,196,829.91	0.00	0.00	0.00	0.00	0.00	14,196,829.91	0.00%	3.25%
G	94989MBD0	3.419000%	29,717,540.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989MBF5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989MBH1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			914,361,542.00	309,669,228.21	39,390,662.08	917,225.69	0.00	0.00	40,307,887.77	270,278,566.13

X-A	94989MAH2	0.267842%	691,485,000.00	120,600,398.30	0.00	26,918.25	0.00	0.00	26,918.25	81,209,736.22
X-E	94989MAP4	0.766811%	25,145,000.00	25,145,000.00	0.00	16,067.90	0.00	0.00	16,067.90	25,145,000.00
X-F	94989MAR0	0.766811%	18,287,000.00	14,196,829.91	0.00	9,071.91	0.00	0.00	9,071.91	14,196,829.91
X-G	94989MAT6	4.185811%	29,717,540.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			764,634,540.00	159,942,228.21	0.00	52,058.06	0.00	0.00	52,058.06	120,551,566.13

Deal Distribution Total					39,390,662.08	969,283.75	0.00	0.00	40,359,945.83

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989MAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989MAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989MAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989MAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	94989MAE9	287.79993884	163.89898300	0.90345197	0.00000000	0.00000000	0.00000000	0.00000000	164.80243498	123.90095583
A-SB	94989MAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989MAG4	1,000.00000000	0.00000000	3.43416667	0.00000000	0.00000000	0.00000000	0.00000000	3.43416667	1,000.00000000
B	94989MAK5	1,000.00000000	0.00000000	3.48817619	0.00000000	0.00000000	0.00000000	0.00000000	3.48817619	1,000.00000000
C	94989MAL3	1,000.00000000	0.00000000	4.60187450	(1.11369815)	0.00000000	0.00000000	0.00000000	4.60187450	1,000.00000000
D	94989MAM1	1,000.00000000	0.00000000	2.49977102	0.98840512	4.46170437	0.00000000	0.00000000	2.49977102	1,000.00000000
E	94989MAZ2	1,000.00000000	0.00000000	0.00000000	2.84916683	9.71245775	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94989MBB4	776.33454968	0.00000000	0.00000000	2.21190627	62.53536283	0.00000000	0.00000000	0.00000000	776.33454968
G	94989MBD0	0.00000000	0.00000000	0.00000000	0.00000000	132.29388402	0.00000000	0.00000000	0.00000000	0.00000000
V	94989MBF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989MBH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989MAH2	174.40782996	0.00000000	0.03892818	0.00000000	0.00000000	0.00000000	0.00000000	0.03892818	117.44251317
X-E	94989MAP4	1,000.00000000	0.00000000	0.63900974	0.00000000	0.00000000	0.00000000	0.00000000	0.63900974	1,000.00000000
X-F	94989MAR0	776.33454968	0.00000000	0.49608520	0.00000000	0.00000000	0.00000000	0.00000000	0.49608520	776.33454968
X-G	94989MAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	05/01/25 - 05/30/25	30	0.00	217,131.13	0.00	217,131.13	0.00	0.00	0.00	217,131.13	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	05/01/25 - 05/30/25	30	0.00	26,918.25	0.00	26,918.25	0.00	0.00	0.00	26,918.25	0.00
X-E	05/01/25 - 05/30/25	30	0.00	16,067.90	0.00	16,067.90	0.00	0.00	0.00	16,067.90	0.00
X-F	05/01/25 - 05/30/25	30	0.00	9,071.91	0.00	9,071.91	0.00	0.00	0.00	9,071.91	0.00
X-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	05/01/25 - 05/30/25	30	0.00	176,626.06	0.00	176,626.06	0.00	0.00	0.00	176,626.06	0.00
B	05/01/25 - 05/30/25	30	0.00	255,156.60	0.00	255,156.60	0.00	0.00	0.00	255,156.60	0.00
C	05/01/25 - 05/30/25	30	40,733.51	127,580.05	0.00	127,580.05	(40,733.51)	0.00	0.00	168,313.56	0.00
D	05/01/25 - 05/30/25	30	138,942.39	139,537.51	0.00	139,537.51	39,539.17	0.00	0.00	99,998.34	178,481.56
E	05/01/25 - 05/30/25	30	172,577.45	71,642.30	0.00	71,642.30	71,642.30	0.00	0.00	0.00	244,219.75
F	05/01/25 - 05/30/25	30	1,103,135.05	40,449.13	0.00	40,449.13	40,449.13	0.00	0.00	0.00	1,143,584.18
G	N/A	N/A	3,931,448.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,931,448.79
Totals			5,386,837.19	1,080,180.84	0.00	1,080,180.84	110,897.09	0.00	0.00	969,283.75	5,497,734.28

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989MAG4	4.121000%	51,432,000.00	51,432,000.00	0.00	176,626.06	0.00	0.00	176,626.06	51,432,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989MAK5	4.185811%	73,149,000.00	73,149,000.00	0.00	255,156.60	0.00	0.00	255,156.60	73,149,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989MAL3	4.185811%	36,575,000.00	36,575,000.00	0.00	168,313.56	0.00	0.00	168,313.56	36,575,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			161,156,000.03	161,156,000.00	0.00	600,096.22	0.00	0.00	600,096.22	161,156,000.00

Exchangeable Certificate Details
PEX	94989MAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	40,359,945.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,088,090.11	Master Servicing Fee	5,488.44
Interest Reductions due to Nonrecoverability Determination	(50,656.51)	Certificate Administrator Fee	1,096.63
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	133.33
ARD Interest	0.00	Trust Advisor Fee	373.32
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,037,433.60	Total Fees	7,301.72

Principal		Expenses/Reimbursements
Scheduled Principal	39,383,776.95	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	21,820.34
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	39,027.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	6,885.13	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	39,390,662.08	Total Expenses/Reimbursements	60,848.12

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	969,283.75
Excess Liquidation Proceeds	0.00	Principal Distribution	39,390,662.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	40,359,945.83
Total Funds Collected	40,428,095.68	Total Funds Distributed	40,428,095.67

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	309,669,228.21	309,669,228.21	Beginning Certificate Balance	309,669,228.21
(-) Scheduled Principal Collections	39,383,776.95	39,383,776.95	(-) Principal Distributions	39,390,662.08
(-) Unscheduled Principal Collections	6,885.13	6,885.13	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	270,278,566.13	270,278,566.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	310,761,586.19	310,761,586.19	Ending Certificate Balance	270,278,566.13
Ending Actual Collateral Balance	271,473,551.98	271,473,551.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	5,000,741.91	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,000,741.91	0.00	Net WAC Rate	4.19%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	8	175,087,913.93	64.78%	(17)	3.8782	0.525632
2,000,001 to 3,000,000	3	8,370,102.63	3.10%	(3)	4.3686	1.612970	1.21 to 1.30	2	5,766,889.83	2.13%	(5)	4.1965	1.288891
3,000,001 to 4,000,000	2	7,779,487.21	2.88%	(4)	4.1145	1.356324	1.31 to 1.40	3	16,125,490.38	5.97%	(1)	4.3482	1.370079
4,000,001 to 5,000,000	1	4,731,896.92	1.75%	1	4.9500	2.966300	1.41 to 1.50	1	40,000,000.00	14.80%	0	4.2900	1.417900
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	1	6,977,150.93	2.58%	0	4.7000	1.001100	1.61 to 1.70	1	13,905,449.73	5.14%	1	4.4200	1.651300
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	1	8,346,003.17	3.09%	1	4.5660	1.382900	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	7	89,073,925.27	32.96%	0	4.3952	0.679105	2.01 to 2.25	1	12,057,712.54	4.46%	0	4.3300	2.204900
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	2,603,212.80	0.96%	1	4.7500	2.330900
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	85,000,000.00	31.45%	(35)	3.2401	1.223182	2.76 to 3.00	1	4,731,896.92	1.75%	1	4.9500	2.966300
50,000,001 to 70,000,000	1	60,000,000.00	22.20%	0	4.4100	0.447500	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.51 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	18	270,278,566.13	100.00%	(11)	4.0492	0.917298	Totals	18	270,278,566.13	100.00%	(11)	4.0492	0.917298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	7	101,657,808.88	37.61%	0	4.3979	0.994944
							Industrial	2	7,335,109.72	2.71%	1	4.8790	2.740798
Florida	1	40,000,000.00	14.80%	0	4.2900	1.417900
							Lodging	3	33,606,811.16	12.43%	0	4.6067	1.282896
Illinois	1	2,806,308.26	1.04%	(4)	4.1400	1.306500
							Mixed Use	1	14,110,557.76	5.22%	(1)	4.1690	(0.583700)
Indiana	1	10,465,507.86	3.87%	(1)	4.4400	(0.581600)
							Multi-Family	1	8,346,003.17	3.09%	1	4.5660	1.382900
Nebraska	1	2,960,581.57	1.10%	(5)	4.2500	1.272200
							Office	4	123,465,507.86	45.68%	0	4.3737	0.668139
New York	2	59,110,557.76	21.87%	(51)	2.7514	0.660088
							Other	1	45,000,000.00	16.65%	(67)	2.3069	1.050100
Ohio	1	3,970,137.85	1.47%	(4)	4.0900	1.355100
							Retail	8	38,414,576.46	14.21%	(2)	4.2447	1.344697
Pennsylvania	2	21,549,098.62	7.97%	1	4.7615	0.766992
							Totals	20	270,278,566.13	100.00%	(11)	4.0492	0.917298
Texas	2	10,949,215.97	4.05%	1	4.6097	1.608290

Washington	1	13,000,000.00	4.81%	0	4.4100	0.385600

Wisconsin	1	3,809,349.36	1.41%	(3)	4.1400	1.357600

Totals	20	270,278,566.13	100.00%	(11)	4.0492	0.917298

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	1	45,000,000.00	16.65%	(67)	2.3069	1.050100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	38,619,684.49	14.29%	(2)	4.1539	0.529719	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	6	149,428,670.13	55.29%	0	4.3745	0.883634	49 months or greater	18	270,278,566.13	100.00%	(11)	4.0492	0.917298
	4.501% to 4.750%	3	17,926,366.90	6.63%	1	4.6449	1.371965	Totals	18	270,278,566.13	100.00%	(11)	4.0492	0.917298
	4.751% to 5.000%	2	19,303,844.61	7.14%	1	4.8300	1.221487
	5.001% to 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	270,278,566.13	100.00%	(11)	4.0492	0.917298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	18	270,278,566.13	100.00%	(11)	4.0492	0.917298	Interest Only	4	158,000,000.00	58.46%	(19)	3.7806	0.859704
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	14	112,278,566.13	41.54%	0	4.4271	0.998345
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	18	270,278,566.13	100.00%	(11)	4.0492	0.917298	Totals	18	270,278,566.13	100.00%	(11)	4.0492	0.917298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or lesser	17	256,168,008.37	94.78%	(12)	4.0426	0.999978			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	14,110,557.76	5.22%	(1)	4.1690	(0.583700)
	Totals	18	270,278,566.13	100.00%	(11)	4.0492	0.917298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	310928467	OF	Campbell	CA	Actual/360	4.410%	227,850.00	0.00	0.00	N/A	06/11/25	--	60,000,000.00	60,000,000.00	05/11/25
4	304110004	98	New York	NY	Actual/360	2.307%	89,392.38	0.00	0.00	11/05/19	04/05/35	--	45,000,000.00	45,000,000.00	06/05/25
6	610928899	OF	Orlando	FL	Actual/360	4.290%	147,766.67	0.00	0.00	N/A	06/11/25	--	40,000,000.00	40,000,000.00	05/11/25
12	304110012	LO	Philadelphia	PA	Actual/360	4.791%	60,254.09	33,039.53	0.00	N/A	07/05/25	--	14,604,987.22	14,571,947.69	05/05/25
13	310928476	RT	Various	CA	Actual/360	4.420%	53,052.36	33,281.84	0.00	N/A	07/11/25	--	13,938,731.57	13,905,449.73	06/11/25
16	610922473	RT	Lynnwood	WA	Actual/360	4.070%	45,953.59	13,111,905.63	0.00	N/A	06/11/25	--	13,111,905.63	0.00	06/11/25
18	301741065	MU	New York	NY	Actual/360	4.169%	0.00	0.00	0.00	N/A	05/06/25	--	14,110,557.76	14,110,557.76	03/06/20
19	310929365	LO	Palo Alto	CA	Actual/360	4.330%	45,068.24	29,426.95	0.00	N/A	06/11/25	--	12,087,139.49	12,057,712.54	05/11/25
21	304110021	OF	Seattle	WA	Actual/360	4.410%	49,367.50	0.00	0.00	N/A	06/05/25	--	13,000,000.00	13,000,000.00	03/05/25
22	304110022	OF	Indianapolis	IN	Actual/360	4.440%	40,109.84	25,296.60	0.00	N/A	05/05/25	--	10,490,804.46	10,465,507.86	10/05/24
26	304110026	RT	San Francisco	CA	Actual/360	4.140%	39,156.81	20,926.49	0.00	N/A	04/05/25	--	10,983,676.18	10,962,749.69	05/05/25
28	310929370	IN	Plymouth	MN	Actual/360	4.390%	39,692.92	10,500,000.00	0.00	N/A	06/11/25	--	10,500,000.00	0.00	06/11/25
32	301741074	MF	Houston	TX	Actual/360	4.566%	32,876.56	15,631.81	0.00	N/A	07/06/25	--	8,361,634.98	8,346,003.17	06/06/25
36	304110036	LO	Hummelstown	PA	Actual/360	4.700%	28,303.42	16,143.84	0.00	N/A	06/05/25	--	6,993,294.77	6,977,150.93	05/05/25
42	410929293	MU	Franklin Township	NJ	Actual/360	4.180%	25,196.11	7,000,000.00	0.00	N/A	06/11/25	--	7,000,000.00	0.00	06/11/25
45	410927006	MF	Coeur DAlene	ID	Actual/360	4.620%	19,426.22	4,883,004.65	0.00	N/A	06/11/25	--	4,883,004.65	0.00	06/11/25
46	301741077	IN	Irwindale	CA	Actual/360	4.950%	20,214.37	10,477.40	0.00	N/A	07/06/25	--	4,742,374.32	4,731,896.92	06/06/25
49	304110049	RT	Berea	OH	Actual/360	4.090%	14,026.75	12,534.17	0.00	02/05/25	02/05/35	--	3,982,672.02	3,970,137.85	06/05/25
50	304110050	RT	Grand Chute	WI	Actual/360	4.140%	13,631.66	14,399.32	0.00	03/05/25	03/05/35	--	3,823,748.68	3,809,349.36	06/05/25
52	304110052	OF	Greensboro	NC	Actual/360	4.605%	14,515.02	3,660,402.25	0.00	N/A	06/05/25	--	3,660,402.25	0.00	06/05/25
57	304110057	RT	Scottsbluff	NE	Actual/360	4.250%	10,863.04	7,688.39	0.00	01/05/25	01/05/35	--	2,968,269.96	2,960,581.57	06/05/25
59	304110059	RT	Geneseo	IL	Actual/360	4.140%	10,030.28	7,234.87	0.00	02/05/25	02/05/35	--	2,813,543.13	2,806,308.26	06/05/25
60	301741076	IN	Laredo	TX	Actual/360	4.750%	10,685.77	9,268.34	0.00	N/A	07/06/25	--	2,612,481.14	2,603,212.80	06/06/25
Totals							1,037,433.60	39,390,662.08	0.00				309,669,228.21	270,278,566.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1,843,231.09	0.00	--	--	--	0.00	0.00	226,816.67	226,816.67	0.00	0.00
4	4,360,587.00	1,090,147.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,851,805.38	0.00	--	--	--	0.00	0.00	146,388.89	146,388.89	0.00	0.00
12	921,519.20	0.00	--	--	--	0.00	0.00	93,042.09	93,042.09	0.00	0.00
13	1,970,048.57	452,749.18	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,730,488.32	431,118.67	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	(255,966.64)	01/01/21	06/30/21	11/12/24	9,719,172.14	566,286.59	(667.08)	1,062,181.52	0.00	0.00
19	2,173,178.40	2,311,250.00	04/01/24	03/31/25	--	0.00	0.00	74,287.02	74,287.02	0.00	0.00
21	286,090.00	0.00	--	--	--	0.00	0.00	49,088.76	145,845.55	0.00	0.00
22	704,878.10	(266,982.00)	01/01/24	09/30/24	06/11/25	5,732,973.84	21,820.34	43,361.16	474,705.97	374,516.18	0.00
26	759,894.21	0.00	--	--	--	0.00	0.00	38,967.65	38,967.65	0.00	0.00
28	1,111,607.39	280,687.93	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	562,756.56	213,514.64	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	668,704.06	0.00	--	--	03/11/25	0.00	36,663.60	44,326.82	44,326.82	0.00	0.00
42	0.00	352,750.49	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,148,880.00	304,366.75	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	896,266.75	556,258.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	397,700.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	383,150.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	677,149.74	200,705.95	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	283,262.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	272,053.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	594,717.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	24,597,968.16	5,670,600.69				15,452,145.98	624,770.53	715,611.98	2,306,562.18	374,516.18	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
49	304110049	2,188.69	Partial Liquidation (Curtailment)	0.00	0.00
50	304110050	4,604.56	Partial Liquidation (Curtailment)	0.00	0.00
57	304110057	91.88	Partial Liquidation (Curtailment)	0.00	0.00
Totals		6,885.13		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	0	0.00	1	10,465,507.86	1	14,110,557.76	0	0.00	3	6,885.13	0	0.00	4.049171%	3.875245%	(11)
05/16/25	2	73,000,000.00	0	0.00	0	0.00	1	10,490,804.46	1	14,110,557.76	0	0.00	2	6,793.25	4	47,675,210.84	4.080446%	3.925185%	(9)
04/17/25	2	25,727,613.27	0	0.00	2	24,627,854.66	1	10,517,296.90	1	14,110,557.76	0	0.00	4	21,737.56	10	94,051,546.38	4.196969%	4.077754%	(6)
03/17/25	0	0.00	0	0.00	2	24,652,954.01	2	24,652,954.01	0	0.00	0	0.00	0	0.00	0	0.00	4.279852%	4.199940%	(2)
02/18/25	0	0.00	0	0.00	2	24,681,854.24	1	14,110,557.76	0	0.00	0	0.00	0	0.00	1	2,028,726.42	4.279801%	4.200038%	(1)
01/17/25	0	0.00	0	0.00	2	24,706,747.91	1	14,110,557.76	0	0.00	0	0.00	0	0.00	2	20,532,149.37	4.280924%	4.201460%	0
12/17/24	1	13,000,000.00	0	0.00	3	47,131,546.77	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.296551%	4.210274%	1
11/18/24	1	7,093,331.13	1	10,647,001.54	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.296804%	4.210557%	2
10/18/24	1	13,000,000.00	1	10,671,606.87	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.297039%	4.210820%	3
09/17/24	1	7,125,545.53	2	23,697,432.81	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.297289%	4.211099%	4
08/16/24	0	0.00	2	23,721,846.06	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.297521%	4.211359%	5
07/17/24	2	23,746,166.32	0	0.00	2	36,510,557.76	1	14,110,557.76	0	0.00	0	0.00	0	0.00	0	0.00	4.297752%	4.211616%	6
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310928467	05/11/25	0	5	226,816.67	226,816.67	0.00	60,000,000.00	04/02/25	13
6	610928899	05/11/25	0	5	146,388.89	146,388.89	450.00	40,000,000.00	01/31/19	13
12	304110012	05/05/25	0	B	93,042.09	93,042.09	0.00	14,604,987.22
18	301741065	03/06/20	62	5	(667.08)	1,062,181.52	265,004.25	15,000,000.00	03/06/20	7			03/14/25
19	310929365	05/11/25	0	5	74,287.02	74,287.02	0.00	12,087,139.49
21	304110021	03/05/25	2	5	49,088.76	145,845.55	8,737.44	13,000,000.00	03/01/24	2
22	304110022	10/05/24	7	5	43,361.16	474,705.97	397,465.18	10,671,606.87	10/05/23	2		02/14/25
26	304110026	05/05/25	0	5	38,967.65	38,967.65	0.00	10,983,676.18	04/28/25	13
36	304110036	05/05/25	0	5	44,326.82	44,326.82	6,550.00	6,993,294.77	06/15/20	98
Totals					715,611.98	2,306,562.18	678,206.87	183,340,704.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		167,573,679	0	142,997,613		24,576,066
0 - 6 Months		44,158,510	44,158,510	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		58,546,377	58,546,377	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	270,278,566	232,702,501	0	13,000,000	0	24,576,066
May-25	309,669,228	201,084,190	83,983,676	0	0	24,601,362
Apr-25	400,859,705	342,993,358	25,727,613	7,510,879	0	24,627,855
Mar-25	588,300,082	556,123,265	0	0	7,523,863	24,652,954
Feb-25	590,610,124	565,928,270	0	0	10,571,296	14,110,558
Jan-25	596,823,094	572,116,346	0	0	10,596,190	14,110,558
Dec-24	669,357,577	609,226,030	13,000,000	0	33,020,989	14,110,558
Nov-24	670,310,201	616,059,311	7,093,331	10,647,002	22,400,000	14,110,558
Oct-24	671,207,036	611,024,872	13,000,000	10,671,607	22,400,000	14,110,558
Sep-24	672,152,791	604,819,255	7,125,546	23,697,433	22,400,000	14,110,558
Aug-24	673,042,555	612,810,151	0	23,721,846	22,400,000	14,110,558
Jul-24	673,928,905	613,672,181	23,746,166	0	22,400,000	14,110,558
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310928467	60,000,000.00	60,000,000.00	100,000,000.00	04/21/15	1,204,024.09	0.44750	12/31/24	06/11/25	I/O
6	610928899	40,000,000.00	40,000,000.00	44,500,000.00	03/20/23	2,449,405.38	1.41790	12/31/24	06/11/25	I/O
18	301741065	14,110,557.76	15,000,000.00	12,500,000.00	10/01/24	(255,966.64)	(0.58370)	06/30/21	05/06/25	240
21	304110021	13,000,000.00	13,000,000.00	18,800,000.00	03/18/15	228,468.00	0.38560	12/31/24	06/05/25	I/O
22	304110022	10,465,507.86	10,671,606.87	6,250,000.00	05/05/25	(342,381.00)	(0.58160)	09/30/24	05/05/25	238
26	304110026	10,962,749.69	10,983,676.18	16,500,000.00	01/13/15	704,373.21	0.97690	12/31/24	04/05/25	240
36	304110036	6,977,150.93	6,993,294.77	8,700,000.00	02/26/25	534,001.06	1.00110	12/31/24	06/05/25	239
Totals		155,515,966.24	156,648,577.82	207,250,000.00		4,521,924.10

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	310928467	OF	CA	04/02/25	13
6	610928899	OF	FL	01/31/19	13
18	301741065	MU	NY	03/06/20	7
21	304110021	OF	WA	03/01/24	2
22	304110022	OF	IN	10/05/23	2
26	304110026	RT	CA	04/28/25	13

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
36	304110036	LO	PA	06/15/20	98

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310925489	0.00	4.21230%	0.00	4.21230%	10	02/09/21	04/11/20	03/11/21
5	310925489	0.00	4.21230%	0.00	4.21230%	10	03/11/21	04/11/20	02/09/21
17	304110017	0.00	5.49000%	0.00	5.49000%	8	05/02/22	05/05/22	--
20	303750013	0.00	4.11000%	0.00	4.11000%	10	12/13/21	06/05/20	--
30	304110030	9,060,310.20	4.22000%	9,060,310.20	4.22000%	10	07/27/20	06/05/20	08/11/20
30	304110030	0.00	4.22000%	0.00	4.22000%	10	08/11/20	06/05/20	07/27/20
41	301741075	6,561,605.21	4.81700%	6,561,605.21	4.81700%	10	07/01/20	05/06/20	08/11/20
41	301741075	0.00	4.81700%	0.00	4.81700%	10	08/11/20	05/06/20	07/01/20
52	304110052	4,111,413.86	4.60500%	4,111,413.86	4.60500%	10	04/02/20	06/05/20	09/11/20
52	304110052	0.00	4.60500%	0.00	4.60500%	10	09/11/20	06/05/20	04/02/20
Totals		19,733,329.27		19,733,329.27
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	303541121	10/18/19	90,000,000.00	322,000,000.00	90,293,165.23	89,097,068.35	90,293,165.23	1,196,096.88	902,931.65	0.00	451,534.10	451,397.55	0.50%
5	310925489	04/17/25	36,759,928.63	66,500,000.00	37,682,870.79	922,942.17	37,682,870.79	36,759,928.62	0.00	0.00	0.00	0.00	0.00%
10	304110010	01/17/25	22,400,000.00	9,500,000.00	8,789,972.85	988,345.96	8,789,972.85	7,801,626.89	14,598,373.11	0.00	0.00	14,598,373.11	65.17%
20	303750013	01/17/25	12,753,116.09	54,500,000.00	12,987,747.75	234,631.66	12,987,747.75	12,753,116.09	0.00	0.00	0.00	0.00	0.00%
34	304110034	06/17/24	7,691,816.58	5,600,000.00	3,388,571.09	2,612,022.02	3,388,571.09	776,549.07	6,915,267.51	0.00	0.00	6,915,267.51	75.57%
47	304110047	04/18/22	5,089,359.95	1,900,000.00	1,781,829.77	1,345,569.83	1,781,829.77	436,259.94	4,653,100.01	0.00	63,168.32	4,589,931.69	80.52%
48	304110048	06/16/23	4,489,086.39	3,200,000.00	2,532,578.86	502,087.20	2,532,578.86	2,030,491.66	2,458,594.73	0.00	207,920.31	2,250,674.42	43.28%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			179,183,307.64	463,200,000.00	157,456,736.34	95,702,667.19	157,456,736.34	61,754,069.15	29,528,267.01	0.00	722,622.73	28,805,644.28

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	303541121	11/18/21	0.00	0.00	451,397.55	0.00	0.00	(209.24)	0.00	0.00	452,722.41
		11/18/19	0.00	0.00	451,606.79	0.00	(1,324.86)	(450,000.00)	0.00	0.00
		10/18/19	0.00	0.00	902,931.65	0.00	0.00	902,931.65	0.00	0.00
5	310925489	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	304110010	01/17/25	0.00	0.00	14,598,373.11	0.00	0.00	14,598,373.11	0.00	0.00	14,598,373.11
20	303750013	01/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	304110034	06/17/24	0.00	0.00	6,915,267.51	0.00	0.00	6,915,267.51	0.00	0.00	6,915,267.51
47	304110047	06/16/23	0.00	0.00	4,589,931.69	0.00	0.00	(63,168.32)	0.00	0.00	4,589,931.69
		04/18/22	0.00	0.00	4,653,100.01	0.00	0.00	4,653,100.01	0.00	0.00
48	304110048	02/16/24	0.00	0.00	2,250,674.42	0.00	0.00	(830.68)	0.00	0.00	2,250,674.42
		11/17/23	0.00	0.00	2,251,505.10	0.00	0.00	(207,089.63)	0.00	0.00
		06/16/23	0.00	0.00	2,458,594.73	0.00	0.00	2,458,594.73	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	28,805,644.28	0.00	(1,324.86)	28,806,969.14	0.00	0.00	28,806,969.14

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,611.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	50,656.51	0.00	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	3,500.00	0.00	0.00	21,820.34	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	39,027.78	0.00	0.00	21,820.34	0.00	50,656.51	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		111,504.63

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27